Bank loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Bank loans

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12	Bank loans

The Company has a five-year S$100,000 unsecured fixed rate bank loan which expires in January 2026. The bank loan carries an interest rate of 2.5% per annum.

In November 2024, the Company has secured another five-year S$200,000 unsecured fixed rate bank loan which expires in November 2029. The bank loan carries an interest rate of 8.0% per annum.

At December 31, 2023 and 2024, the carrying amount of the bank loans were S$42,550 and S$218,978 (US$160,978), respectively. Interest expenses for the years ended December 31, 2022, 2023 and 2024 are S$1,842, S$727 and S$1,783 (US$1,311), respectively.

The maturities schedule is as follows:

	Maturities schedule
	2024	2024
	S$	US$
Year ending December 31,
2025	55,250	40,616
2026	37,556	27,609
2027	40,022	29,421
2028	43,344	31,864
2029	42,806	31,468
Total	218,978	160,978
Less: current portion	(55,250)	(40,616)
Long-term portion	163,728	120,362